Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 195,735	$ 167,047
Actual return on plan assets	(8,118)	21,573
Benefits paid	(10,540)	(7,885)
Fair value at end of measurement period	177,077	195,735	$ 167,047
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	138,698	114,455
Service cost	6,547	5,270	5,055
Interest cost	5,236	5,085	4,869
Actuarial (gain) loss	(16,413)	21,773
Benefits paid	10,540	7,885
Projected benefit obligation at the end of measurement period	123,528	138,698	$ 114,455
Funded status at end of year (fair value of plan assets less benefit obligation)	53,549	57,037
Defined Benefit Plan, Plan Assets, Contributions by Employer	0	15,000
Defined Benefit Plan, Plan Assets, Benefits Paid	$ 10,540	$ 7,885